Pension And Other Employee Benefit Plans (Schedule Of Impact Of Changes In Principal Assumptions On Projected Benefit Obligation, Service Cost And Net Periodic Pension Cost) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012 Y
Increase Of One Year In Life Expectancy [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	$ 4.5
Increase/(decrease) in Service Cost	0.1
Increase/(decrease) in Net Periodic Pension Cost	0.5
Increase (decrease) in life expectancy (years)	1
Decrease Of One Year In Life Expectancy [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(4.5)
Increase/(decrease) in Service Cost	(0.1)
Increase/(decrease) in Net Periodic Pension Cost	(0.5)
Increase (decrease) in life expectancy (years)	1
Increase Of 0.25% In Discount Rate [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(9.8)
Increase/(decrease) in Service Cost	(0.2)
Increase/(decrease) in Net Periodic Pension Cost	(0.8)
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Discount Rate [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	10.6
Increase/(decrease) in Service Cost	0.2
Increase/(decrease) in Net Periodic Pension Cost	0.8
Percentage of assumptions increase (decrease)	0.25%
Increase Of 0.25% In Salary And Inflation Rates [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	10.2
Increase/(decrease) in Service Cost	0.2
Increase/(decrease) in Net Periodic Pension Cost	1.1
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Salary And Inflation Rates [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(9.4)
Increase/(decrease) in Service Cost	(0.2)
Increase/(decrease) in Net Periodic Pension Cost	(1.1)
Percentage of assumptions increase (decrease)	0.25%
Increase Of 0.25% In Pension Increase Assumption [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	4.6
Increase/(decrease) in Service Cost	0.1
Increase/(decrease) in Net Periodic Pension Cost	0.5
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Pension Increase Assumption [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(3.8)
Increase/(decrease) in Service Cost	(0.1)
Increase/(decrease) in Net Periodic Pension Cost	$ (0.5)
Percentage of assumptions increase (decrease)	0.25%